Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions
Share based compensation and compensation under options for our officers and directors

	Three months		Six months
	ended June 30,		ended June 30,
	2018	2017	2018	2017

Salaries	-	-	-	-
Short-term employee benefits	476	461	962	922
Stock-based compensation	913,964	1,350,295	1,920,769	2,846,748

	$914,440	$1,350,756	$1,921,731	2,847,670